Average Annual Total Returns{- Franklin Managed Income Fund} - Franklin Investors Securities Trust - FIST1-32 - Franklin Managed Income Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years
Blended (50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg Barclays U.S. Aggregate Index) (index reflects no deduction for fees, expenses or taxes)
Past 1 year

Blended (50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg Barclays U.S. Aggregate Index) (index reflects no deduction for fees, expenses or taxes)
Past 5 years

Blended (50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg Barclays U.S. Aggregate Index) (index reflects no deduction for fees, expenses or taxes)
Past 10 years
																										Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(0.37%)	6.89%	6.70%	(1.85%)	5.26%	5.30%	0.08%	4.90%	4.92%	3.60%	7.29%	6.54%	5.14%	7.82%	7.08%	5.70%	8.48%	7.14%	[1]	5.62%	8.36%	7.61%	5.50%	8.59%	8.68%	7.51%	4.43%	3.84%	18.40%	15.21%	13.88%

[1]	1. Since inception May 1, 2013.